CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash And Cash Equivalents	$ 725,000	$ 643,000	$ 182,000
Accounts Receivable, Net Of Allowance For Doubtful Accounts	39,000	46,000	24,000
Inventory, Net Of Reserves	570,000	571,000	605,000
Other Current Assets	453,000	377,000	85,000
Total Current Assets	1,787,000	1,637,000	896,000
Non-current Assets:
Property And Equipment, Net	28,000	14,000	1,000
Operating Lease Right-of-use Asset, Net Of Amortization	355,000	372,000	453,000
Other Assets	17,000	17,000	0
Total Non-current Assets	400,000	403,000	454,000
Total Assets	2,187,000	2,040,000	1,350,000
Current Liabilities:
Accounts Payable	2,476,000	2,362,000	2,419,000
Accounts Payable, Related Parties	80,000	87,000	116,000
Accrued Liabilities	1,228,000	1,768,000	2,995,000
Deferred Revenue	514,000	337,000	42,000
Current Portion Of Lease Liability	70,000	67,000	56,000
Current Portion Of Long-term Debt	67,000	88,000	28,000
Notes Payable In Default		0	328,000
Notes Payable In Default, Related Parties		0	1,000
Short-term Notes Payable	12,000	48,000	45,000
Short-term Notes Payable, Related Parties	31,000	40,000	51,000
Convertible Notes Payable In Default	161,000	161,000	0
Convertible Notes Payable, Past Due		0	1,930,000
Short-term Convertible Notes Payable	745,000	736,000	951,000
Derivatives Liability current	38,000	0
Current portion of long-term debt, related parties	27,000	0
Total Current Liabilities	5,449,000	5,694,000	8,962,000
Long-term Liabilities
Warrants, At Fair Value		0	2,203,000
Long-term Lease Liability	307,000	325,000	392,000
Derivative Liability	0	32,000	25,000
Long-term Convertible Debt	852,000	820,000	23,000
Long-term Debt	0	22,000	0
Long-term Debt, Related Parties	568,000	592,000	600,000
Total Long-term Liabilities	1,727,000	1,791,000	3,243,000
Total Liabilities	7,176,000	7,485,000	12,205,000
Stockholders' Deficit:
Common Stock Value	3,410,000	3,403,000	3,403,000
Additional Paid In Capital	129,042,000	126,800,000	123,109,000
Treasury Stock At Cost	(132,000)	(132,000)	(132,000)
Accumulated Deficit	(143,442,000)	(142,387,000)	(139,956,000)
Total Stockholders Deficit	(4,989,000)	(5,445,000)	(10,855,000)
Total Liabilities And Stockholders Deficit	2,187,000	2,040,000	1,350,000
Series C Convertible Preferred Shares
Stockholders' Deficit:
Preferred Stock Value	105,000	105,000	105,000
Series C1 Convertible Preferred Shares
Stockholders' Deficit:
Preferred Stock Value	170,000	170,000	170,000
Series C2 Convertible Preferred Shares
Stockholders' Deficit:
Preferred Stock Value	531,000	531,000	531,000
Series D Convertible Preferred Shares
Stockholders' Deficit:
Preferred Stock Value	276,000	276,000	276,000
Series E Convertible Preferred Shares
Stockholders' Deficit:
Preferred Stock Value	914,000	1,639,000	1,639,000
Series F Convertible Preferred Shares
Stockholders' Deficit:
Preferred Stock Value	1,174,000	1,187,000	0
Series F-2 Convertible Preferred Shares
Stockholders' Deficit:
Preferred Stock Value	2,963,000	2,963,000	0
Series G Convertible Preferred Shares
Stockholders' Deficit:
Preferred Stock Value	$ 0	$ 0	$ 0